Fair Value of Financial Assets and Liabilities - Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1]	¥ 1,189,369	¥ 928,751
Loans	[2]	658,535	608,920
Term deposits		545,667	535,260
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities, at fair value		1,194,997	1,038,321
Securities at fair value through profit or loss		161,570	141,608
Derivative financial assets			428
Securities purchased under agreements to resell		7,947	4,467
Cash and cash equivalents		56,629	53,306	¥ 50,809	¥ 48,586
Investment contracts	[2]	(288,212)	(267,804)
Financial liabilities at fair value through profit or loss		(3,732)	(3,859)
Securities sold under agreements to repurchase		(122,249)	(118,088)
Bonds payable		(34,992)	(34,990)
Interest-bearing loans and borrowings		(19,556)	(20,045)
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1],[3]	1,225,540	968,575
Loans	[2],[3]	667,545	623,840
Term deposits	[3]	545,667	535,260
Statutory deposits - restricted	[3]	6,333	6,333
Available-for-sale securities, at fair value	[3]	1,194,997	1,038,321
Securities at fair value through profit or loss	[3]	161,570	141,608
Derivative financial assets	[3]		428
Securities purchased under agreements to resell	[3]	7,947	4,467
Cash and cash equivalents	[3]	56,629	53,306
Investment contracts	[2],[3]	(276,521)	(260,592)
Financial liabilities at fair value through profit or loss	[3]	(3,732)	(3,859)
Securities sold under agreements to repurchase	[3]	(122,249)	(118,088)
Bonds payable	[3]	(35,602)	(35,551)
Interest-bearing loans and borrowings	[3]	¥ (19,556)	¥ (20,045)

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[3]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.